Other payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables
Schedule of other payables

	Note	12.31.23	12.31.22
Non-current
Payment plan - CAMMESA	2.c	106,298	-
ENRE penalties and discounts (1)		51,875	54,335
Financial Lease Liability (2)		751	123
Total Non-current		158,924	54,458

Current
Payment plan - CAMMESA	2.c	14,926	-
ENRE penalties and discounts (1)		11,005	17,391
Related parties	34.c	1,234	828
Advances for works to be performed		13	40
Financial Lease Liability (2)		2,161	1,428
Other		1	5
Total Current		29,340	19,692

Schedule of development of ENRE penalties and discounts

	12.31.23	12.31.22
Balance at the beginning of the year	71,726	78,423
Increases	72,552	49,530
Decreases	(6,043)	(8,274)
Result from exposure to inflation for the year	(75,355)	(47,953)
Balance at the end of the year	62,880	71,726

(*)	As of December 31, 2023 and 2022, the balances of $ 51,390 and $ 53,519 relate to penalties payable to users as stipulated in Article 2 of the Agreement on the Regularization of Payment Obligations signed in May 2019.

Schedule of financial lease liability

	12.31.23	12.31.22
Balance at beginning of the year	1,551	2,106
Increase	3,067	1,812
Payments	(6,461)	(3,647)
Exchange difference	4,901	1,510
Interest	908	791
Result from exposure to inlfation	(1,054)	(1,021)
Balance at end of the year	2,912	1,551

Schedule of future minimum lease payments

	12.31.23	12.31.22
2023	-	1,868
2024	5,251	212
2025	1,430	47
2026	329	-
Total future minimum lease payments	7,010	2,127

Schedule of future minimum collections with respect to operating assignments

	12.31.23	12.31.22
2023	-	3,036
2024	956	93
2025	952	93
2026	931	78
2027	-	-
Total future minimum lease collections	2,839	3,300